Severance, acquisition and other costs (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of severance, acquisition and other costs

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Severance	(83)	(171)
Acquisition and other	(11)	(38)
Total severance, acquisition and other costs	(94)	(209)